Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Group
Other receivables	$ 246	$ 110
Taxation receivable	1,019	1,944
Related party receivable	25
Prepayments	42	38
Other current assets	276	292
Total	$ 1,609	$ 2,384